Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan [Abstract]
Employee Benefit Plan

Note 19. Employee Benefit Plan

During the year ended December 31, 2011, the Company recorded net actuarial losses of $20 million (net of tax) related to various employee benefit plans. These losses were recorded in other comprehensive income. The amortization of the net actuarial loss, a component of other comprehensive income, for the year ended December 31, 2011 was $1 million (net of tax).

Included in accumulated other comprehensive (loss) income at December 31, 2011 are unrecognized net actuarial losses of $85 million ($75 million, net of tax) that have not yet been recognized in net periodic pension cost. The actuarial loss included in accumulated other comprehensive (loss) income that is expected to be recognized in net periodic pension cost during the year ended December 31, 2012 is $2 million ($2 million, net of tax).

Defined Benefit and Postretirement Benefit Plans. The Company and its subsidiaries sponsor or previously sponsored numerous funded and unfunded domestic and international pension plans. All defined benefit plans covering U.S. employees are frozen. Certain plans covering non-U.S. employees remain active.

The Company also sponsors the Starwood Hotels & Resorts Worldwide, Inc. Retiree Welfare Program. This plan provides health care and life insurance benefits for certain eligible retired employees. The Company has prefunded a portion of the life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. The Company also funds this program on a pay-as-you-go basis.

The following table sets forth the benefit obligation, fair value of plan assets, the funded status and the accumulated benefit obligation of the Company’s defined benefit pension and postretirement benefit plans at December 31 (in millions):

	Domestic Pension Benefits		Foreign Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010	2011	2010
Change in Benefit Obligation
Benefit obligation at beginning of year	$19	$17	$183	$178	$20	$19
Service cost	—	—	—	—	—	—
Interest cost	1	1	10	10	1	1
Actuarial loss	1	2	18	5	1	2
Effect of foreign exchange rates	—	—	(1)	(3)	—	—
Plan participant contributions	—	—	—	—	1	1
Benefits paid	(1)	(1)	(5)	(7)	(3)	(3)
Other	—	—	1	—	—	—

Benefit obligation at end of year	$20	$19	$206	$183	$20	$20

Change in Plan Assets
Fair value of plan assets at beginning of year	$—	$—	$176	$159	$1	$1
Actual return on plan assets, net of expenses	—	—	12	14	—	—
Employer contribution	1	1	8	13	1	2
Plan participant contributions	—	—	—	—	1	1
Effect of foreign exchange rates	—	—	(1)	(3)	—	—
Benefits paid	(1)	(1)	(5)	(7)	(3)	(3)

Fair value of plan assets at end of year	$—	$—	$190	$176	$—	$1

Unfunded status	$(20)	$(19)	$(16)	$(7)	$(20)	$(19)

Accumulated benefit obligation	$20	$19	$205	$182	n/a	n/a

Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$20	$19	$140	$121	n/a	n/a

Accumulated benefit obligation	$20	$19	$140	$121	n/a	n/a

Fair value of plan assets	$—	$—	$105	$97	n/a	n/a

The net underfunded status of the plans at December 31, 2011 was $56 million, of which $72 million is recorded in other liabilities, $3 million is recorded in accrued expenses and $19 million is recorded in other assets in the accompanying balance sheet.

All domestic pension plans are frozen plans, whereby employees do not accrue additional benefits. Therefore, at December 31, 2011 and 2010, the projected benefit obligation is equal to the accumulated benefit obligation.

The following table presents the components of net periodic benefit cost for the years ended December 31 (in millions):

	Domestic Pension Benefits			Foreign Pension Benefits			Postretirement Benefits
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Service cost	$—	$—	$—	$—	$—	$5	$—	$—	$—
Interest cost	1	1	1	10	10	13	1	1	1
Expected return on plan assets	—	—	—	(12)	(10)	(10)	—	—	—
Amortization of net actuarial loss	—	—	—	1	1	5	—	—	—
Other	—	—	—	1	—	—	—	—	—
Settlement and curtailment (gain) loss	—	—	—	—	—	(4)	—	—	—

Net periodic benefit cost	$1	$1	$1	$—	$1	$9	$1	$1	$1

For measurement purposes, a 9% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2012, gradually decreasing to 5% in 2020. A one-percentage point change in assumed health care cost trend rates would have approximately a $0.9 million effect on the postretirement obligation and a nominal impact on the total of service and interest cost components of net periodic benefit cost. The majority of participants in the Foreign Pension Plans are employees of managed hotels, for which the Company is reimbursed for costs related to their benefits. The impact of these reimbursements is not reflected above.

The weighted average assumptions used to determine benefit obligations at December 31 were as follows:

	Domestic Pension Benefits		Foreign Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010	2011	2010
Discount rate	4.25%	5.00%	4.68%	5.34%	4.00%	4.75%
Rate of compensation increase	n/a	n/a	3.26%	3.64%	n/a	n/a

The weighted average assumptions used to determine net periodic benefit cost for the years ended December 31 were as follows:

	Domestic Pension Benefits			Foreign Pension Benefits			Postretirement Benefits
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Discount rate	5.00%	5.51%	5.99%	5.34%	5.93%	6.19%	4.75%	5.50%	6.00%
Rate of compensation increase	n/a	n/a	n/a	3.64%	3.50%	3.93%	n/a	n/a	n/a
Expected return on plan assets	n/a	n/a	n/a	6.52%	6.56%	6.25%	7.10%	7.10%	7.50%

The Company’s investment objectives are to minimize the volatility of the value of the assets and to ensure the assets are sufficient to pay plan benefits. The target asset allocation is 62% debt securities and 38% equity securities.

A number of factors were considered in the determination of the expected return on plan assets. These factors included current and expected allocation of plan assets, the investment strategy, historical rates of return and Company and investment expert expectations for investment performance over approximately a ten year period.

The following table presents the Company’s fair value hierarchy of the plan assets measured at fair value on a recurring basis as of December 31, 2011 (in millions):

	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$55	$—	$—	$55
Collective Trusts	—	5	—	5
Equity Index Funds	—	67	—	67
Bond Index Funds	—	63	—	63

Total	$55	$135	$—	$190

The following table presents the Company’s fair value hierarchy of the plan assets measured at fair value on a recurring basis as of December 31, 2010 (in millions):

	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$44	$—	$—	$44
Collective Trusts	—	5	—	5
Equity Index Funds	—	72	—	72
Bond Index Funds	—	56	—	56

Total	$44	$133	$—	$177

The mutual funds are valued using quoted market prices in active markets.

The collective trusts, equity index funds and bond index funds are not publicly traded but are valued based on the underlying assets which are publicly traded.

The following table represents the Company’s expected pension and postretirement benefit plan payments for the next five years and the five years thereafter (in millions):

	Domestic Pension Benefits	Foreign Pension Benefits	Postretirement Benefits
2012	$1	$7	$2
2013	$1	$8	$2
2014	$1	$9	$2
2015	$1	$9	$2
2016	$1	$10	$1
2017 — 2021	$7	$56	$6

The Company expects to contribute $12 million to the plans during 2012. A significant portion of the contributions relate to the Foreign Pension Plans, which the Company is reimbursed.

Defined Contribution Plans. The Company and its subsidiaries sponsor various defined contribution plans, including the Starwood Hotels & Resorts Worldwide, Inc. Savings and Retirement Plan, which is a “401(k)” plan. The plan allows participation by employees on U.S. payroll who are at least age 21. Each participant may contribute on a pretax basis between 1% and 50% of his or her eligible compensation to the plan subject to certain maximum limits. Eligible employees are automatically enrolled after 90 days (unless they opt out). A company-paid matching contribution is provided to participants who have completed at least one year of service. The amount of expense for matching contributions totaled $15 million in 2011, $13 million in 2010, and $15 million in 2009. The plan includes as an investment choice, the Company’s publicly traded common stock. The balances held in the Company’s stock were $67 million and $87 million at December 31, 2011 and 2010, respectively.

Multi-Employer Pension Plans. Certain employees are covered by union sponsored multi-employer pension plans pursuant to agreements between the Company and various unions. The Company’s participation in these plans is outlined in the table below (in millions):

Pension Fund	EIN/ Pension Plan Number	Pension Protection Act Zone Status				Contributions
		2011		2010		2011	2010	2009
New York Hotel Trades Council and Hotel Association of New York City, Inc. Pension Fund	13-1764242/001	Yellow	(a)	Yellow	(b)	$4	$4	$5
Other Funds						5	5	4

Total Contributions						$9	$9	$9

(a)	As of January 1, 2011
(b)	As of January 1, 2010

Eligible employees at the Company’s owned hotels in New York City participate in the New York Hotel Trades Council and Hotel Association of New York City, Inc. Pension Fund. The Company contributions are based on a percentage of all union employee wages as dictated by the collective bargaining agreement that expires on June 30, 2012. The Company’s contributions did not exceed 5% of the total contributions to the pension fund in 2011, 2010 or 2009. The pension fund has implemented a funding improvement plan and the Company has not paid a surcharge.

Multi-Employer Health Plans. Certain employees are covered by union sponsored multi-employer health plans pursuant to agreements between the Company and various unions. The plan benefits can include medical, dental and life insurance for eligible participants and retirees. The Company contributions to these plans, which were charged to expense during 2011, 2010 and 2009, was approximately $26 million, $27 million and $29 million, respectively.